Benefit Plans (Schedule Of Net Periodic Benefit Costs) (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Service cost	$ 1,253	$ 1,297	$ 5,189	$ 8,949	$ 9,339
Interest cost	6,739	7,455	29,818	18,099	15,660
Expected return on assets	(7,443)	(8,276)	(33,107)	(35,656)	(41,815)
Amortization of prior service cost	475	543	2,172	2,589
Amortization of actuarial loss	1,207	1,536
Net periodic benefit cost	$ 2,231	$ 2,555	$ 10,217	$ (3,396)	$ (8,343)